MFS(R) Diversified Income Fund

                      Supplement to the Current Prospectus

Effective immediately, the Portfolio Manager section of the Prospectus is hereby restated as follows:

Portfolio Managers

Information regarding the portfolio managers of the fund is set forth below. Further information regarding the fund's portfolio managers, including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the fund's SAI. The portfolio managers are primarily responsible for the day-to-day management of the fund.

     Portfolio Manager              Primary Role            Since                Title and Five Year History
     -----------------              ------------            -----                ---------------------------
James T. Swanson               Lead Portfolio Manager    Inception*             Senior Vice President and Chief Investment
                                                                                Strategist of MFS; employed in the
                                                                                investment management area of MFS since
                                                                                1985.

John F. Addeo                  High Yield Debt           Inception*             Vice President of MFS; employed in the
                               Securities Portfolio                             investment management area of MFS since 1998.
                                  Manager

David P. Cole                  High Yield Debt            October               Vice President of MFS; employed in the
                               Securities Portfolio        2006                 investment management area of MFS since 2004.
                                  Manager                                       High Yield Analyst at Franklin Templeton
                                                                                Investments from 1999 to 2004.

Matthew W. Ryan                Emerging Markets Debt      Inception*            Senior Vice President of MFS; employed in the
                                Securities Portfolio                            investment management area of MFS since 1997.
                                   Manager

Jonathan W. Sage               Equity Securities          Inception*            Vice President of MFS; employed in the
                                Portfolio Manager                               investment management area of MFS since 2000.

Geoffrey L. Schechter          U.S. Government            Inception*            Senior Vice President of MFS; employed in the
                               Securities Portfolio                             investment management area of MFS since 1993.
                                    Manager

Richard R. Gable               Real Estate Related        Inception*            Vice President of Sun Capital; employed in the
                                Securities Portfolio                            investment management area of Sun Life Financial
                                      Manager                                   since 1998.

Thomas V. Pedulla              Real Estate Related        Inception*            Senior Vice President of Sun Capital; employed
                                Securities Portfolio                            in the investment management area of Sun Life
                                      Manager                                   Financial since 1995.

Leo D. Saraceno                Real Estate Related        Inception*            Senior Vice President of Sun Capital; employed
                                Securities Portfolio                            in the investment management area of Sun Life
                                      Manager                                   Financial since 1996.

-------------
*June 2006


                 The date of this Supplement is October 9, 2006.